NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 9, 2025

TO THE PROSPECTUS DATED JUNE 28, 2024

Steven M. Hlavin, Managing Director, has been named a portfolio manager of Nuveen California High Yield Municipal Bond Fund. Daniel J. Close, CFA, Scott R. Romans, PhD, and Stephen J. Candido, CFA, will continue to serve as portfolio managers for the Fund. There are no changes to the Fund’s investment objectives, principal investment strategies or principal risks.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Hlavin’s relevant experience.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS2PRO-0525P

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 9, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 28, 2024

1.

Steven M. Hlavin has been named a portfolio manager of Nuveen California High Yield Municipal Bond Fund. Daniel J. Close, CFA, Scott R. Romans, PhD, and Stephen J. Candido, CFA, will continue to serve as portfolio managers for the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Steven M. Hlavin*	Nuveen California High Yield Municipal Bond Fund	A	A

*	Information provided is as of March 31, 2025.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS2SAI-0525P